Equity	12 Months Ended
Dec. 31, 2024
Equity
Equity

Note 21.  Equity

(a)	Ordinary Shares

The Company’s authorized ordinary shares, with par value of $0.3 per share, were 1,000,000,000 shares at December 31, 2023 and 2024.

In accordance with the Company’s board of director’s resolution on December 4, 2024, the Company authorized a share buyback program. The program allows the Company to repurchase up to $20 million of the Company’s ADSs. The Company repurchased $0.8 million or 122,972 ADSs in the open market at an average price of $6.77 per ADS in 2024.

The Company’s issued and fully paid ordinary shares, with par value of $0.3 per share, were 356,699,482 shares at December 31, 2023 and 2024. The outstanding ordinary shares were 349,448,102 shares and 349,826,828 shares at December 31, 2023 and 2024, respectively. 7,251,380 treasury shares and 6,872,654 treasury shares were held by the Company as of December 31, 2023 and 2024, respectively.

The Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009.

(b)	Additional Paid-in Capital

Balance of additional paid-in capital as of December 31, 2023 and 2024 were as follows:

	December 31,	December 31,
	2023	2024

	(in thousands)
From ordinary shares	$93,341	93,341
From treasury shares	6,307	5,864
From share-based compensation	13,338	14,509
From share of changes in equities of associates	1,662	1,662
	$114,648	115,376

(c)	Earnings distribution

As a holding company, the major asset of the Company is the 100% ownership interest in Himax Taiwan. Dividends received from the Company’s subsidiaries in Taiwan, if any, will be subjected to withholding tax under ROC law. The ability of the Company’s subsidiaries to pay dividends, repay intercompany loans from the Company or make other distributions to the Company may be restricted by the availability of funds, the terms of various credit arrangements entered into by the Company’s subsidiaries, as well as statutory and other legal restrictions. The Company’s subsidiaries in Taiwan are generally not permitted to distribute dividends or to make any other distributions to shareholders for any year in which it did not have either earnings or retained earnings (excluding reserve). In addition, before distributing a dividend to shareholders following the end of a fiscal year, a Taiwan company must recover any past losses, pay all outstanding taxes and set aside 10% of its annual net income (less prior years’ losses and outstanding taxes) as a legal reserve until the accumulated legal reserve equals its paid-in capital, and may set aside a special reserve.

The accumulated legal and special reserve provided by Himax Taiwan as of December 31, 2023 and 2024 amounted to $154,743 thousand and $159,580 thousand, respectively.

For the year ended December 31, 2024, the Company declared the cash dividend of $0.145 per share, totaling $50,670 thousand, and was paid on July 12, 2024.

(d)	Accumulated other comprehensive income

Changes in accumulated other comprehensive income, net of tax, are as follows:

		Unrealized	Defined	Accumulated
	Foreign	gains	benefit	other
	currency	(losses) on	pension	comprehensive
	translation	securities	plans	income

	(in thousands)
Beginning balance, January 1, 2022	$144	(1,048)	238	(666)
Exchange differences arising on translation of foreign operations	(245)	—	—	(245)
Changes in fair value of financial assets	—	142	—	142
Remeasurement of defined benefit pension plans	—	—	551	551
Ending balance, December 31, 2022	(101)	(906)	789	(218)
Exchange differences arising on translation of foreign operations	(123)	—	—	(123)
Changes in fair value of financial assets	—	152	—	152
Remeasurement of defined benefit pension plans	—	—	9	9
Ending balance, December 31, 2023	(224)	(754)	798	(180)
Exchange differences arising on translation of foreign operations	(626)	—	—	(626)
Changes in fair value of financial assets	—	9,427	—	9,427
Remeasurement of defined benefit pension plans	—	—	—	—
Ending balance, December 31, 2024	$(850)	8,673	798	8,621

(e)	Noncontrolling interest

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Balance at the beginning of year	$2,258	1,249	6,934
Equity attributable to non-controlling interests
Profit (Loss) for the year	(1,515)	(1,195)	15
Changes in fair value of financial assets	10	—	—
Remeasurement of defined benefit pension plans	26	2	—
Share-based compensation expenses	140	40	78
New shares issued by subsidiaries	445	6,015	9
Acquired the controlling power from noncontrolling interest	—	811	—
Purchase of subsidiaries shares from noncontrolling interest	—	12	(764)
Effect of Himax Media Solutions, Inc. merged into Himax Taiwan	(197)	—	—
Disposal of financial assets at fair value through other comprehensive income	(6)	—	—
Exchange differences arising on translation of foreign operations	88	—	(6)
Balance at the end of year	$1,249	6,934	6,266